SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Total assets	$ 158,756,933		$ 97,135,847		$ 20,438,086
Total liabilities	130,752,472		72,564,116		$ 16,832,842
Total operating revenue	13,590,125	$ 1,749,568	10,008,418	$ 7,614,027
Net Income (Loss)	5,443,094	700,734	4,281,474	2,926,944
Net cash generated from/(used in) operating activities	30,996,323	3,990,410	(6,337,396)	3,474,931
Net cash used in investing activities	103,932	13,380	(2,444,418)	93,859
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(149,866)	(19,293)	66,352	(135,196)
Net increase/(decrease) in cash, cash equivalents and restricted cash	31,021,240	3,993,618	(6,407,505)	(3,575,927)
Cash, cash equivalents and restricted cash at beginning of the year	49,308,080	6,347,837	55,715,585	59,291,512
Cash, cash equivalents and restricted cash at end of the year	80,329,320	$ 10,341,455	49,308,080	55,715,585
VIEs and its subsidiaries
SIGNIFICANT ACCOUNTING POLICIES
Total assets	496,776		424,717
Total liabilities	186,802		189,286
Total operating revenue	244,315		301,087	226,468
Net Income (Loss)	54,087		97,248	39,542
Net cash generated from/(used in) operating activities	(2,222)		(11,798)	34,727
Net cash used in investing activities	(5,556)		(6,818)	(3,201)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(282)		123	(1,476)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(8,060)		(18,493)	30,050
Cash, cash equivalents and restricted cash at beginning of the year	14,308		32,801	2,751
Cash, cash equivalents and restricted cash at end of the year	$ 6,248		$ 14,308	$ 32,801